Summary of Fair Value of Identifiable Assets Acquired and Liabilities Assumed as of Acquisition Date (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Theatre properties and equipment	$ 24,098
Tradename	10,032
Favorable leases	3,919
Other intangible assets	884
Goodwill	43,018
Long-term debt	(5,993)
Deferred tax liability	(7,240)
Other liabilities, net of other assets	(1,760)
Total	$ 66,958